YieldMax Magnificent 7 Fund of Option Income ETF

Schedule of Investments

as of January 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 100.8%	Shares	Value
YieldMax AAPL Option Income Strategy ETF (a)	26,499	$487,582
YieldMax AMZN Option Income Strategy ETF (a)	23,222	489,037
YieldMax GOOGL Option Income Strategy ETF (a)	26,517	464,578
YieldMax META Option Income Strategy ETF (a)	22,467	493,600
YieldMax MSFT Option Income Strategy ETF (a)	21,665	493,312
YieldMax NVDA Option Income Strategy ETF (a)	20,278	502,083
YieldMax TLSA Option Income Strategy ETF (a)	56,697	505,737
TOTAL EXCHANGE TRADED FUNDS (Cost $3,461,816)		3,435,929

TOTAL INVESTMENTS - 100.8% (Cost $3,461,816)		$3,435,929
Liabilities in Excess of Other Assets - (0.8)%		(27,065)
TOTAL NET ASSETS - 100.0%		$3,408,864

Percentages are stated as a percent of net assets.

(a) Affiliated company as defined by the Investment Company Act of 1940.

Summary of Fair Value Exposure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

YieldMax Magnificent 7 Fund of Option Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$3,435,929	$—	$—	$3,435,929
Total Assets	$3,435,929	$—	$—	$3,435,929